Additional disclosures on cash flow information and non-cash activities - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional Disclosure On Cash Flow Information And Non Cash Activities [Line Items]
Net cash disbursed from disposal of discontinued business	$ (205,895)	$ 0	$ 0